Prospectus Supplement — September 21, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Strategic Allocation Fund	1/27/2012

Effective October 1, 2012, the Average Annual Total Returns table and first paragraph following the table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class R and Class R4 shares are hereby replaced with the following:

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia Strategic Allocation Fund:

Class A – before taxes	-4.41%	-1.31%	3.27%

Class A – after taxes on distributions	-5.07%	-2.24%	2.51%

Class A – after taxes on distributions and redemption of fund shares	-2.63%	-1.46%	2.47%

Class B – before taxes	-4.29%	-1.24%	3.09%

Class C – before taxes	-0.40%	-0.90%	3.10%

Class R – before taxes	1.21%	-0.38%	3.64%

Class R4 – before taxes	1.61%	0.04%	4.07%

MSCI ACWI All Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)*	-7.95%	N/A **	N/A **

S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	2.11%	-0.25%	2.92%

Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.64%	6.46%	7.16%

Blended Index (consists of 50% MSCI ACWI All Cap Index (Net) and 50% Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI All Cap Index portion of the Blended Index but reflects no deduction for fees, expenses or other taxes)*	-1.07%	N/A **	N/A **

Blended Index (consists of 45% S&P 500 Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)*	2.50%	2.29%	4.79%

*   On October 1, 2012, the MSCI ACWI All Cap Index (Net) replaced the S&P 500 Index as the Fund’s primary benchmark, the Barclays Global Aggregate Bond Index became a new secondary benchmark, and the Blended Index (consisting of 50% MSCI ACWI All Cap Index (Net) and 50% Barclays Global Aggregate Bond Index) replaced the Blended Index (consisting of 45% S&P 500 Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index (Gross)) as a secondary benchmark. These benchmark changes were made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmarks provide a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmarks will be included.

** Five-year and ten-year returns are not available because the inception date of the MSCI ACWI All Cap Index (Net) and the Blended Index that includes the MSCI ACWI All Cap Index (Net) is November 30, 2007.

The rest of the section remains unchanged.

Effective October 1, 2012, the Average Annual Total Returns table and first paragraph following the table in the “Past Performance” section of the prospectus for Class Z shares are hereby replaced with the following:

Average Annual Total Returns

(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia Strategic Allocation Fund:

Class Z – before taxes	1.79%	-0.05%	3.93%

Class Z – after taxes on distributions	1.00%	-1.02%	3.16%

Class Z – after taxes on distributions and redemption of fund shares	1.44%	-0.42%	3.05%

MSCI ACWI All Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)*	-7.95%	N/A **	N/A **

S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	2.11%	-0.25%	2.92%

Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.64%	6.46%	7.16%

Blended Index (consists of 50% MSCI ACWI All Cap Index (Net) and 50% Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI All Cap Index portion of the Blended Index but reflects no deduction for fees, expenses or other taxes)*	-1.07%	N/A **	N/A **

Blended Index (consists of 45% S&P 500 Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes)*	2.50%	2.29%	4.79%

*   On October 1, 2012, the MSCI ACWI All Cap Index (Net) replaced the S&P 500 Index as the Fund’s primary benchmark, the Barclays Global Aggregate Bond Index became a new secondary benchmark, and the Blended Index (consisting of 50% MSCI ACWI All Cap Index (Net) and 50% Barclays Global Aggregate Bond Index) replaced the Blended Index (consisting of 45% S&P 500 Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index (Gross)) as a secondary benchmark. These benchmark changes were made based on a recommendation by the Fund’s investment manager to the Fund’s Board that the new benchmarks provide a more appropriate basis for comparing the Fund’s performance. Information on the new and the old benchmarks shown will be included for a one-year transition period. Thereafter, only the new benchmarks will be included.

** Five-year and ten-year returns are not available because the inception date of the MSCI ACWI All Cap Index (Net) and the Blended Index that includes the MSCI ACWI All Cap Index (Net) is November 30, 2007.

The rest of the section remains unchanged.

S-6141-15 A (9/12)